Commitments and Contingencies (Schedule of Total Obligations Under Shipbuilding Contracts) (Details) - Shipbuilding Contracts [Member] $ in Thousands	Jun. 30, 2026 USD ($)
Loss Contingencies [Line Items]
Year 1	$ 13,800
Year 2	59,800
Total	$ 73,600